Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses
General and administrative	$ 126,399	$ 80,289
Professional fees	2,069,876	268,620
Market and regulation costs	170,441	132,221
Compensation	612,735	396,321
Amortization and depreciation	379,887	283,295
Research and development	302,808	106,378
Total operating expense	3,662,146	1,267,124
Operating loss	(3,662,146)	(1,267,124)
Other income (expense)
Other income	75,263	209,727
Interest income	1,554	4,562
Gain on debt settlement	5,000
Impairment of intangible asset		(9,171)
Unrealized loss on investment		(15,349)
Loss on disposal of fixed asset		(5,234)
Interest expense	(65,316)	(43,342)
Foreign currency transaction loss	(47,842)	(5,878)
Total other income (expense)	(31,341)	135,315
Net loss before income tax	(3,693,487)	(1,131,809)
Provision for income tax
Net loss after income tax	(3,693,487)	(1,131,809)
Other comprehensive income (loss)
Foreign currency translation gain (loss)	23,151	(31,054)
Total other comprehensive income (loss)	23,151	(31,054)
Net comprehensive loss	$ (3,670,336)	$ (1,162,863)
Net loss per common share, basic and diluted	$ (0.03)	$ (0.01)
Weighted average number of common shares outstanding, basic and diluted	137,655,505	129,096,608